Putnam Investments
100 Federal Street
Boston, MA 02110
June 18, 2020

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Tax-Free Income Trust (Reg. Nos. 2-98790) (811-04345) on behalf of Putnam AMT-Free
Municipal Fund - Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated November 30, 2019 filed with the Commission on November 26, 2019. We are requesting selective review of only the marked text. The Amendment is expected to become effective on August 17, 2020.

The principal changes reflected in the Amendment are to identify a new fund name, investment objective and principal investment strategies and risks. The Amendment also includes updated standard Putnam disclosure.

Any comments or questions on this filing may be directed to the undersigned at 1-800-760-0044

Very truly yours,

Caitlin Robinson, Esq.

cc:	James E. Thomas, Esq.
Ropes & Gray LLP